Expense Example - FidelityDividendGrowthFund-KPRO - FidelityDividendGrowthFund-KPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871